Stockholders' Equity (Q2) (Details)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 27, 2024 USD ($) $ / shares	Sep. 26, 2024	Mar. 31, 2022 shares	Mar. 31, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares $ / ft² shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 24, 2024 $ / shares shares
Stockholders' Equity [Line Items]
Common stock, shares authorized						40,000,000	40,000,000	40,000,000
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Initial conversion price (in Dollars per share) | $ / shares						3.75	$ 0.75
Converted shares (in Dollars) | $							$ 54,110
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds (in Dollars) | $						$ 5,489,399
Percentage of gross sales price		3.00%				3.00%	3.00%
Fees and expenses (in Dollars) | $						$ 60,000	$ 60,000
Maintenance, cost (in Dollars) | $						5,000	5,000
Stock-based compensation expense (in Dollars) | $						$ 1,067,382	$ 739,309
Warrants [Member]
Stockholders' Equity [Line Items]
Shares issued for cashless exercise of warrants						52,351
Intrinsic value (in Dollars per share) | $ / shares						$ 0	$ 0
Certificate of Designation [Member]
Stockholders' Equity [Line Items]
Floor price (in Dollars per Square Foot) | $ / ft²						0.0018
Series A Convertible Preferred Stock Converted Into Shares of Class B Stock [Member]
Stockholders' Equity [Line Items]
Shares of preferred stock						100
Preferred stock value (in Dollars) | $						$ 1,035,195
Dividend (in Dollars) | $						35,195
Converted shares (in Dollars) | $						$ 2,539,109
2022 Equity Incentive Plan [Member]
Stockholders' Equity [Line Items]
Shares granted						550,000
Stock-based compensation expense (in Dollars) | $							$ 1,212,357	$ 1,295,931
Sales Agreement [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Share issued						2,833,543
Minimum [Member]
Stockholders' Equity [Line Items]
Cumulative dividends percentage annual rate						6.00%	6.00%
Conversion price per share						85.00%
Maximum [Member]
Stockholders' Equity [Line Items]
Cumulative dividends percentage annual rate						12.00%	12.00%
Conversion price per share						70.00%
Class A Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized						2,000,000	2,000,000	2,000,000
Common stock votes						10	10
Common stock shares issued						1,000,000	1,000,000	1,677,056
Common stock shares outstanding						1,000,000	1,000,000	1,677,056
Converted shares			1,951,200
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Common stock shares issued								1,506,406
Common stock shares outstanding								1,506,406
Share issued
Converted shares							(677,056)
Common Class B [Member]
Stockholders' Equity [Line Items]
Common stock, shares authorized						38,000,000	38,000,000	38,000,000
Common stock votes						1	1
Common stock shares issued						15,624,395	9,060,965	1,207,827
Common stock shares outstanding						15,624,395	9,060,965
Common stock par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common Class B [Member] | Common Stock [Member]
Stockholders' Equity [Line Items]
Converted shares (in Dollars) | $							$ 429
Common stock shares issued						6,563,430	9,060,965	1,207,827
Share issued				2,833,543			2,718,475	352,682
Converted shares							677,056
Common Class B [Member] | Sales Agreement of Common Stock [Member]
Stockholders' Equity [Line Items]
Aggregate amount (in Dollars) | $	$ 1,791,704
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Series A Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Shares designated						660	660	660	660
Stated value per share (in Dollars per share) | $ / shares						$ 10,000	$ 10,000		$ 10,000
Initial conversion price (in Dollars per share) | $ / shares							$ 3.75
Shares of preferred stock						0	100	0
Preferred stock value (in Dollars) | $
Preferred stock, shares outstanding						0	100	0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Share issued
Converted shares					165
Series A Convertible Preferred Stock [Member]
Stockholders' Equity [Line Items]
Shares of preferred stock							100
Preferred stock, shares outstanding							100
Converted shares						3,677,536	1,138,427
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares									$ 0.0001
Preferred stock value (in Dollars) | $							$ 2,354,110